Segment Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Segment Information [Abstract]
Schedule of Non-Current Assets is Aggregated to form the Reportable Geographical Segment

YS Group’s non-current assets are located in the PRC and other countries, such as Singapore and US. The location of these non-current assets is aggregated to form the reportable geographical segment.

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
PRC	645,210,788	631,678,369	$87,979,939
Other countries/regions	4,602,447	4,638,477	$646,045
YS Group’s non-current assets are located in the PRC and other countries, such as Singapore and United States. The location of these non-current assets can be aggregated to form the reportable geographical segment.
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
PRC	604,094,049	645,210,788	$93,893,911
Other countries/regions	26,777,039	4,602,447	$669,769